Long-Term Investment (Details) - Schedule of long-term investment - USD ($)	Mar. 31, 2023		Mar. 31, 2022
Debt Instrument [Line Items]
Long-term investment	$ 1,772,072		$ 4,515,539
Kahamadi Bio [Member]
Debt Instrument [Line Items]
Long-term investment		[1]
Zhuoli Life [Member]
Debt Instrument [Line Items]
Long-term investment	1,680,337	[2]	4,416,891
Songlu Pharmaceutical [Member]
Debt Instrument [Line Items]
Long-term investment	87,367	[3]	94,648
Jiuzhou Digital [Member]
Debt Instrument [Line Items]
Long-term investment	$ 4,368	[4]

[1]	It represents 49% investment in Kahamadi Bio. The investment is recorded using the equity method. Kahamadi Bio suffered loss of $0 and $0 in the year ended March 31, 2023 and 2022.
[2]	It represents 39% investment in Zhejiang Zhuoli Life Service Co., LTD (“Zhuoli Service”), formerly known as Zhejiang Zhetong Medical Co., Ltd. Zhuoli Service was established in March 2020 to target potential acquisitions or to cooperate with local pharmacies. By attracting more funds from local investors, the Company expects to continue growing its local network in the future. In the year ended March 31, 2021, Jiuzhou Pharmacy injected funds of approximately $1,443,752 into Zhuoli Service. The investment is recorded using the equity method. Zhuoli Service suffered loss of $2,402,376 in the year ended March 31, 2023.
[3]	It represents 0.37% investment in Inner Mongolia Songlu Pharmaceutical Co. (“Songlu Pharmaceutical”). As of March 31, 2023, the amount of the investment reclassified to Long-term investment from financial assets available for sale. The investment is recorded based on cost method.
[4]	It represents 25.92% investment in Zhejiang Jiuzhou Digital Medicine Technology Co., LTD. In the year ended March 31, 2023, Jiuzhou Pharmacy injected funds of approximately $4,379 into Jiuzhou Digital. The investment is recorded based on equity method.